Consolidated Statement of Shareholders' Equity - 3 months ended Mar. 31, 2017 - USD ($) $ in Thousands	Ordinary Shares	Deferred Shares	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at beginning of period at Dec. 31, 2016	$ 353	$ 44	$ 195,975	$ (129,400)	$ 66,972
Balance (in shares) at Dec. 31, 2016	35,335,026	40,000
Increase (Decrease) in Stockholders' Equity
Net loss				(29,485)	(29,485)
Stock-based compensation			1,169		1,169
Balance at end of period at Mar. 31, 2017	$ 353	$ 44	$ 197,144	$ (158,885)	$ 38,656
Balance (in shares) at Mar. 31, 2017	35,335,026	40,000